UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                   ------------
     This Amendment (Check only one.):    [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               --------------------------------
Address:       One Market Plaza
               --------------------------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
               --------------------------------

Form 13F File Number:  028-10673
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robert Riemer
                ----------------------------------------------------
Title:          Chief Financial Officer and Chief Compliance Officer
                ----------------------------------------------------
Phone:          415-344-6213
                ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert Riemer          San Francisco, CA      February 14, 2013
-----------------          -----------------     ------------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ---------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $389,866
                                            ----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                     ARTIS CAPITAL MANAGEMENT, LP
                                          FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2012

                                                                                                                 VOTING AUTHORITY
                                                               VALUE X   SHARES/     SH/ PUT/  INVSTMT  OTHER ----------------------
NAME OF ISSUER                  TITLE OF CLASS   CUSIP        ($1000)   PRN AMT     PRN CALL  DISCRETN MGRS   SOLE       SHARED NONE
----------------------------    --------------   -----        -------   -------     --- ----  -------- ----   ----       -----  ----
Acme Packet Inc                 COM              004764106       4157      187,945  Sh        sole               187,945  0      0
Amyris Inc                      COM              03236M101      1,104      353,808  Sh        sole               353,808  0      0
Apple Inc                       COM              037833100     43,191       81,160  Sh        sole                81,160  0      0
Autobytel Inc                   COM NEW          05275N205        188       47,170  Sh        sole                47,170  0      0
Aviat Networks Inc              COM              05366Y102        207       63,000  Sh        sole                63,000  0      0
Axcelis Technologies Inc        COM              054540109      1,349      977,359  Sh        sole               977,359  0      0
Bona Film Group Ltd             SPONSORED ADS    09777B107      2,195      446,163  Sh        sole               446,163  0      0
Cavium Inc                      COM              14964U108      1,136       36,400  Sh        sole                36,400  0      0
CBS Corp                        CL B             124857202      2,447       64,317  Sh        sole                64,317  0      0
Charles & Colvard Ltd           COM              159765106      9,124    2,327,552  Sh        sole             2,327,552  0      0
China Xiniya Fashion Ltd        SPONSORED ADR    16950W105        563      485,461  Sh        sole               485,461  0      0
Cogo Group Inc                  ORD SHS          G22538105        869      398,600  Sh        sole               398,600  0      0
Discovery Communicatns          COM SER A        25470F104      1,282       20,190  Sh        sole                20,190  0      0
Entertainment Gaming Asia Inc   COM NEW          29383V206        366      190,630  Sh        sole               190,630  0      0
Fortinet Inc                    COM              34959E109     13,706      652,042  Sh        sole               652,042  0      0
Fusion-io Inc                   COM              36112J107     24,029    1,047,945  Sh        sole             1,047,945  0      0
ID Systems Inc                  COM              449489103      3,586      616,112  Sh        sole               616,112  0      0
Imax Corp                       COM              45245E109     35,167    1,564,364  Sh        sole             1,564,364  0      0
Intersil Corp                   CL A             46069S109      4,093      493,739  Sh        sole               493,739  0      0
Invensene Inc                   COM              46123D205        428       38,500  Sh        sole                38,500  0      0
JDS Uniphase Corp               COM Par $0.001   46612J507        849       62,900  Sh        sole                62,900  0      0
KiOR Inc                        CL A             497217109    109,152   17,028,384  Sh        sole            17,028,384  0      0
Lattice Semiconductor Corp      COM              518415104      2,006      502,753  Sh        sole               502,753  0      0
LinkedIn Corp                   COM CL A         53578A108     20,320      176,973  Sh        sole               176,973  0      0
Lions Gate Entertainment Corp   COM NEW          535919203     14,671      894,603  Sh        sole               894,603  0      0
Mellanox Technologies Ltd       SHS              M51363113        500        8,420  Sh        sole                 8,420  0      0
MEMC ELECTR MATLS INC           COM              552715104         76       23,658  Sh        sole                23,658  0      0
Mindspeed Technologies Inc      COM NEW          602682205      1,881      401,869  Sh        sole               401,869  0      0
MoSys Inc                       COM              619718109      1,854      532,860  Sh        sole               532,860  0      0
Official Payments Holdings Inc  COM              67623R106        514       91,114  Sh        sole                91,114  0      0
PLX Technology Inc              COM              693417107      2,500      688,621  Sh        sole               688,621  0      0
Powerwave Technologies Inc      COM NEW          739363307        133      429,755  Sh        sole               429,755  0      0
Quantum Corp                    COM DSSG         747906204      2,782    2,243,795  Sh        sole             2,243,795  0      0
Rentrak Corp                    COM              760174102        872       44,718  Sh        sole                44,718  0      0
Research in Motion Ltd          COM              760975102        615       51,800  Sh        sole                51,800  0      0
Rovi Corp                       COM              779376102      2,223      144,063  Sh        sole               144,063  0      0
SalesForce Com Inc              COM              79466L302      4,133       24,588  Sh        sole                24,588  0      0
SkyWorks Solutions Inc.         COM              83088M102      1,530       75,348  Sh        sole                75,348  0      0
Sonus Networks Inc              COM              835916107     24,246   14,262,643  Sh        sole            14,262,643  0      0
Soundbite Communications Inc    COM              836091108        136       47,025  Sh        sole                47,025  0      0
STEC Inc                        COM              784774101      7,537    1,528,896  Sh        sole             1,528,896  0      0
Tandy Brands Accessories Inc    COM              875378101        271      180,494  Sh        sole               180,494  0      0
TIBCO Software Inc              COM              88632Q103     19,530      888,514  Sh        sole               888,514  0      0
Time Warner Inc.                COM New          887317303      2,244       46,925  Sh        sole                46,925  0      0
TiVo Inc                        COM              888706108     13,063    1,061,153  Sh        sole             1,061,153  0      0
TriQuint Semiconductor Inc      COM              89674K103      1,006      208,315  Sh        sole               208,315  0      0
Ultralife Corp                  COM              903899102      2,744      847,057  Sh        sole               847,057  0      0
UTStarcom Holdings Corp         USD ORD SHS      G9310A106      2,185    2,118,911  Sh        sole             2,118,911  0      0
Vitesse Semiconductor Corp      COM NEW          928497304        329      147,473  Sh        sole               147,473  0      0
Zhone Technologies Inc          COM NEW          98950P884        777    1,642,540  Sh        sole             1,642,540  0      0